Dispositions and Acquisitions - Schedule of Disposition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds	$ 823,788	$ 0	$ 0
Gain on sale	51,348	$ 0	$ 0
Disposal group | Double Down
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds	825,751
Less: Cash divested	(1,963)
Net cash proceeds	823,788
Net book value	(772,440)
Gain on sale	51,348
Selling costs	(24,116)
Gain on sale, net of selling costs	$ 27,232